Debt - Long-term debt (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of debt [Line items]
Current portion of non-current borrowings	€ 552	€ 1,375
Long-term debt	4,044	4,021	€ 4,095
Long-term borrowings including current portion of long-term borrowings [Member]
Disclosure of debt [Line items]
Current portion of non-current borrowings	552	1,375
Long-term debt including current portion of long-term debt	4,595	5,396	€ 4,245
Institutional financing [Member]
Disclosure of debt [Line items]
Current portion of non-current borrowings	71
Long-term debt including current portion of long-term debt	3,344	5,117
Bonds [Member] | EUR [Member]
Disclosure of debt [Line items]
Long-term debt including current portion of long-term debt	997
Bonds [Member] | USD [Member]
Disclosure of debt [Line items]
Long-term debt including current portion of long-term debt	2,137	3,608
Bank borrowings [Member]
Disclosure of debt [Line items]
Current portion of non-current borrowings	52
Long-term debt including current portion of long-term debt	190	1,470
Other long-term debt [Member]
Disclosure of debt [Line items]
Current portion of non-current borrowings	19
Long-term debt including current portion of long-term debt	20	39
Finance leases [Member]
Disclosure of debt [Line items]
Current portion of non-current borrowings	87
Long-term debt including current portion of long-term debt	281	279
Forward contract [Member]
Disclosure of debt [Line items]
Current portion of non-current borrowings	394
Long-term debt including current portion of long-term debt	970
2018 [Member]
Disclosure of debt [Line items]
Current portion of non-current borrowings	552
Later than one year [Member] | Long-term borrowings including current portion of long-term borrowings [Member]
Disclosure of debt [Line items]
Long-term debt	4,044	4,021
Later than one year [Member] | Institutional financing [Member]
Disclosure of debt [Line items]
Long-term debt	3,273
Later than one year [Member] | Bonds [Member] | EUR [Member]
Disclosure of debt [Line items]
Long-term debt	997
Later than one year [Member] | Bonds [Member] | USD [Member]
Disclosure of debt [Line items]
Long-term debt	2,137
Later than one year [Member] | Bank borrowings [Member]
Disclosure of debt [Line items]
Long-term debt	138
Later than one year [Member] | Other long-term debt [Member]
Disclosure of debt [Line items]
Long-term debt	1
Later than one year [Member] | Finance leases [Member]
Disclosure of debt [Line items]
Long-term debt	195
Later than one year [Member] | Forward contract [Member]
Disclosure of debt [Line items]
Long-term debt	576
Due in the next five years [Member]
Disclosure of debt [Line items]
Long-term debt including current portion of long-term debt	2,770	2,942
Later than five years [Member] | Long-term borrowings including current portion of long-term borrowings [Member]
Disclosure of debt [Line items]
Long-term debt	1,825	€ 2,454
Later than five years [Member] | Institutional financing [Member]
Disclosure of debt [Line items]
Long-term debt	1,801
Later than five years [Member] | Bonds [Member] | EUR [Member]
Disclosure of debt [Line items]
Long-term debt	496
Later than five years [Member] | Bonds [Member] | USD [Member]
Disclosure of debt [Line items]
Long-term debt	1,305
Later than five years [Member] | Other long-term debt [Member]
Disclosure of debt [Line items]
Long-term debt	0
Later than five years [Member] | Finance leases [Member]
Disclosure of debt [Line items]
Long-term debt	€ 24
Weighted average [Member] | Long-term borrowings including current portion of long-term borrowings [Member]
Disclosure of debt [Line items]
Borrowings, maturity	7.6	7.8
Interest rate	2.80%	4.10%
Weighted average [Member] | Institutional financing [Member]
Disclosure of debt [Line items]
Borrowings, maturity
Weighted average [Member] | Bonds [Member] | EUR [Member]
Disclosure of debt [Line items]
Borrowings, maturity	3.7
Interest rate	0.30%
Weighted average [Member] | Bonds [Member] | USD [Member]
Disclosure of debt [Line items]
Borrowings, maturity	13.3
Interest rate	5.40%
Weighted average [Member] | Bank borrowings [Member]
Disclosure of debt [Line items]
Borrowings, maturity	2.1
Interest rate	1.30%
Weighted average [Member] | Other long-term debt [Member]
Disclosure of debt [Line items]
Borrowings, maturity	1.1
Interest rate	0.90%
Weighted average [Member] | Finance leases [Member]
Disclosure of debt [Line items]
Borrowings, maturity	4.8
Interest rate	3.40%
Weighted average [Member] | Forward contract [Member]
Disclosure of debt [Line items]
Borrowings, maturity	1.2